General and Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of detailed information about general and administrative expenses [text block]

	For the year ended December 31
(in EUR 000)	2021	2020	2019
Staff costs	2,132	3,015	1,327
Consulting and contractors' fees	6,001	2,883	1,733
Legal fees	402	201	42
Rent	247	89	115
Facilities	141	116	67
Depreciation and amortization expense	710	599	415
ICT	363	234	151
Travel	158	134	186
Other	959	251	190
Total general and administrative expenses	11,113	7,522	4,226